AXA Tactical Manager 2000 Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AXA Tactical Manager 2000 Portfolio		Class IA Shares	Class IB Shares
Management Fee		0.45%	0.45%
Distribution and/or Service Fees (12b-1 fees)		0.25%	0.25%
Other Expenses		0.29%	0.29%
Acquired Fund Fees and Expenses		0.05%	0.05%
Total Annual Portfolio Operating Expenses		1.04%	1.04%
Fee Waiver and/or Expense Reimbursement	[1]	(0.04%)	(0.04%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.00%	1.00%
[1]	Pursuant to a contract, AXA FMG has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.95% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA FMG at any time after April 30, 2013.

Expense Example - AXA Tactical Manager 2000 Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	102	327	570	1,267
Class IB Shares	102	327	570	1,267